Intangible assets (Tables)	12 Months Ended
Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangible assets	Intangible assets are analyzed as follows:
	March 31,
	2013	2014
	$ in thousands	$ in thousands

Cost	6,769	6,894
Less: accumulated amortization	(2,179)	(2,507)

	4,590	4,387

Components of other tangible assets

The components of other intangible assets are as follows:

	March 31,
	2013	2014
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	2,215	2,062
Land use right of factory land in Xinxing, Guangdong, PRC	2,375	2,325

	4,590	4,387

Schedule of amortization expenses

As of March 31, 2014, future minimum amortization expenses in respect of other intangible assets are as follows:

$ in thousands
2015	294
2016	294
2017	294
2018	294
2019	294
Thereafter	2,917

Total	4,387